CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock | Series Seed Preferred Stock [Member]
Statement
Beginning balance (in shares)		0	0	20,714,518
Beginning balance	$ 0	$ 0	$ 0	$ 2,071
Conversion of preferred stock into common stock				$ (2,071)
Conversion of preferred stock into common stock (shares)				(20,714,518)
Ending balance			$ 0	$ 0
Ending balance (in shares)				0
Preferred Stock | Series A Preferred Stock [Member]
Statement
Beginning balance (in shares)		0	0	5,654,072
Beginning balance	0	$ 0	$ 0	$ 565
Conversion of preferred stock into common stock				$ (565)
Conversion of preferred stock into common stock (shares)				(5,654,072)
Ending balance			0	$ 0
Ending balance (in shares)				0
Preferred Stock | Series A2 Convertible Preferred Stock [Member]
Statement
Beginning balance (in shares)				5,932,742
Beginning balance	0	$ 0	0	$ 593
Conversion of preferred stock into common stock				$ (593)
Conversion of preferred stock into common stock (shares)				(5,932,742)
Ending balance			$ 0	$ 0
Preferred Stock | Series A3 Convertible Preferred Stock [Member]
Statement
Beginning balance (in shares)		0	0	9,032,330
Beginning balance	0	$ 0	$ 0	$ 904
Conversion of preferred stock into common stock				$ (904)
Conversion of preferred stock into common stock (shares)				(9,032,330)
Ending balance			$ 0	$ 0
Ending balance (in shares)				0
Preferred Stock | Series CF Convertible Preferred Stock [Member]
Statement
Beginning balance (in shares)		0	0	836,331
Beginning balance	0	$ 0	$ 0	$ 83
Conversion of preferred stock into common stock				$ (83)
Conversion of preferred stock into common stock (shares)				(836,331)
Ending balance			$ 0	$ 0
Ending balance (in shares)				0
Preferred Stock | Series B Preferred Stock [Member]
Statement
Beginning balance (in shares)		0	0	20,754,717
Beginning balance	$ 0	$ 0	$ 0	$ 2,075
Conversion of preferred stock into common stock				$ (2,075)
Conversion of preferred stock into common stock (shares)				(20,754,717)
Ending balance			0	$ 0
Ending balance (in shares)				0
Preferred Stock | Series A Convertible Preferred Stock [Member]
Statement
Beginning balance (in shares)	6,300
Beginning balance	$ 1	$ 0	0	$ 0
Conversion of venture debt into Series A convertible preferred stock			$ 1
Conversion of venture debt into Series A convertible preferred stock (in shares)			6,300
Ending balance	$ 1		$ 1	$ 0
Ending balance (in shares)	6,300		6,300
Common Stock
Statement
Beginning balance (in shares)	4,468,939	130,018	130,018	6,642
Beginning balance	$ 447	$ 13	$ 13	$ 1
Conversion of preferred stock into common stock				$ 4
Conversion of preferred stock into common stock (shares)				40,272
Issuance of common stock in public offering			$ 37	$ 2
Issuance of common stock in public offering (in shares)			373,898	24,096
Issuance of common stock and exercise of pre-funded warrants in public offering (in shares)			1,818,181
Issuance of common stock and exercise of pre-funded warrants in public offering			$ 182
Exercise of over-allotment option, net of offering costs (in shares)				3,614
Conversion of debt into common stock				$ 1
Conversion of debt into common stock (In shares)				11,352
Conversion of related party notes and payables into common stock (in shares)				1,524
Common stock issued in connection with business combination			$ 9	$ 3
Common stock issued in connection with business combination (in shares)			90,909	32,943
Exercise of warrants (in shares)				3,869
Common stock issued pursuant to consulting agreement (in shares)			750	2,415
Issuance of common stock pursuant to equity line of credit (in shares)				1,264
Common stock and warrants issued in connection with notes (in shares)				1,300
Stock-based compensation (Shares)				727
Conversion of notes and derivative liability into common stock			$ 200
Conversion of notes and derivative liability into common stock (in shares)			1,995,183
Warrant and common shares issued with notes			$ 6
Warrant and common shares issued with notes (in shares)			60,000
Ending balance	$ 598	$ 14	$ 447	$ 13
Ending balance (in shares)	5,974,969	138,757	4,468,939	130,018
Additional Paid-in Capital
Statement
Beginning balance	$ 96,293,694	$ 58,614,160	$ 58,614,160	$ 27,482,060
Conversion of preferred stock into common stock				6,287
Issuance of common stock in public offering			9,347,413	10,000,000
Issuance of common stock and exercise of pre-funded warrants in public offering			9,999,814
Offering costs	(536,927)		(2,921,646)	(2,116,957)
Exercise of over-allotment option, net of offering costs				1,364,997
Conversion of debt into common stock				2,680,288
Conversion of related party notes and payables into common stock				257,515
Common stock issued in connection with business combination			999,991	11,428,735
Exercise of warrants				1,768,046
Common stock issued pursuant to consulting agreement			123,000	595,500
Issuance of common stock pursuant to equity line of credit				367,696
Common stock and warrants issued in connection with notes				501,658
Stock-based compensation	105,594	139,093	479,038	4,278,337
Conversion of notes and derivative liability into common stock			11,983,189
Warrant and common shares issued with notes			1,368,735
Conversion of venture debt into Series A convertible preferred stock			6,299,999
Ending balance	102,020,045	59,954,834	96,293,694	58,614,160
Accumulated Deficit
Statement
Beginning balance	(103,747,316)	(65,703,954)	(65,703,954)	(33,345,997)
Net loss	(6,136,349)	(7,832,942)	(38,043,362)	(32,357,957)
Ending balance	(109,883,665)	(73,536,896)	(103,747,316)	(65,703,954)
Beginning balance	(7,453,174)	(7,089,781)	(7,089,781)	(5,857,645)
Conversion of preferred stock into common stock				6,291
Issuance of common stock in public offering			9,347,450	10,000,002
Issuance of common stock and exercise of pre-funded warrants in public offering			9,999,996
Offering costs	(536,927)		(2,921,646)	(2,116,957)
Exercise of over-allotment option, net of offering costs				1,364,997
Conversion of debt into common stock		1,201,582		2,680,289
Conversion of related party notes and payables into common stock				257,515
Common stock issued in connection with business combination			1,000,000	11,428,738
Exercise of warrants				1,768,046
Common stock issued pursuant to consulting agreement			123,000	595,500
Issuance of common stock pursuant to equity line of credit				367,696
Common stock and warrants issued in connection with notes				501,658
Stock-based compensation	105,594	139,093	479,038	4,278,337
Net loss	(6,136,349)	(7,832,942)	(38,043,362)	(32,357,957)
Conversion of notes and derivative liability into common stock			11,983,389
Warrant and common shares issued with notes			1,368,741
Conversion of venture debt into Series A convertible preferred stock			6,300,000
Ending balance	$ (7,863,021)	$ (13,582,048)	$ (7,453,174)	$ (7,089,781)